UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI CALIFORNIA TAX FREE RESERVES

FORM N-Q

NOVEMBER 30, 2004

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Annual & Semi-Annual Tender Revenue Bonds & Notes (Puts) - 7.1%
$8,000,000	California Educational Facility Authority Revenue, 1.01% due 3/18/05	$7,999,518
	California Infrastructure & Economic Development Bank:
2,000,000	Series A, 1.17% due 2/1/05	2,000,000
2,000,000	Series D, 1.17% due 2/1/05	2,000,000
6,000,000	Los Angeles, CA Wastewater System Revenue, 1.15% due 12/9/04	6,000,000

		17,999,518

Tax & Revenue Anticipation Notes - 16.1%
7,500,000	Los Angeles County, CA, TRANs, 3.00% due 6/30/05	7,559,735
5,000,000	Oakland, CA, TRANs, 3.00% due 7/27/05	5,050,117
10,000,000	Sacramento County, CA, TRANs, 3.00% due 7/11/05	10,080,749
7,000,000	San Francisco, CA, City & County, TRANs, 2.00% due 12/3/04	7,000,348
11,000,000	Santa Barbara County, CA, TRANs, 3.00% due 7/26/05	11,101,205

		40,792,154

Variable Rate Demand Notes (a) - 76.9%
3,000,000	ABN-Amro Municipal Trust Receipts, 1.69% due 12/8/04	3,000,000
3,580,000	Anaheim, CA, Multi-Family Housing Authority, AMT, 1.68%, due 12/2/04	3,580,000
	California Educational Facility Authority Revenue:
10,000,000	1.63% due 12/2/04	10,000,000
1,085,000	1.67% due 12/2/04	1,085,000
	California Housing Financing Agency Revenue, Series J, AMT:
3,000,000	1.69% due 12/8/04	3,000,000
6,500,000	1.70% due 12/2/04	6,500,000
	California Infrastructure & Economic Development Bank:
3,000,000	Series A, 1.62% due 10/3/05	3,000,000
1,000,000	Series B, 1.62% due 10/3/05	1,000,000
	California Pollution Control Financing Authority Revenue:
2,200,000	1.47% due 12/2/04	2,200,000
5,000,000	1.67% due 12/2/04	5,000,000
9,850,000	California State Department Water Reserves, 1.70% due 12/2/04	9,850,000
4,600,000	California State Economic Recovery, 1.66% due 12/2/04	4,600,000
2,910,000	California Statewide Community Development Authority, Industrial Development Revenue, AMT, 1.72% due 12/8/04	2,910,000
4,150,000	California Statewide Community Development Authority, Multi-Family Revenue, Foxwood Apartments-Series J, 1.65% due 12/2/04	4,150,000
	California Statewide Community Development Authority, Multi-Family Revenue, AMT:
8,640,000	Olympus Park Apartments, Series Y, 1.68% due 12/2/04	8,640,000
8,000,000	River Run Apartments, 1.68% due 12/2/04	8,000,000
4,250,000	Village at Hesperia, 1.68% due 12/2/04	4,250,000
2,550,000	California Statewide Community Development Corp., Certificate of Participation, 1.65% due 12/2/04	2,550,000
3,900,000	Eastern Municipal Water & Sewer Revenue District, CA, 1.62% due12/2/04	3,900,000

See Notes to Schedule of Investments.

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CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
	Irvine Ranch, CA, Water District:
$4,615,000	1.63% due 12/2/04	$4,615,000
1,480,000	Series A, 1.63% due 12/2/04	1,480,000
4,000,000	Lancaster, CA, Redevelopment Agency Multi-Family Housing, 1.65% due 12/2/04	4,000,000
5,000,000	Los Angeles, CA, Convention and Exhibition Center Authority, 1.69% due 12/8/04	5,000,000
4,600,000	Los Angeles, CA, Water and Power Revenue, 1.67% due 12/2/04	4,600,000
3,000,000	Manteca, CA, Financing Authority, 1.69% due 12/8/04	3,000,000
	Metropolitan Water District, Southern California:
4,800,000	1.62% due 12/2/04	4,800,000
1,000,000	1.65% due 12/2/04	1,000,000
7,100,000	Newport Beach, CA, Revenue, 1.66% due 12/2/04	7,100,000
1,900,000	Oakland, CA, 1.69% due 12/2/04	1,900,000
8,995,000	Orange County, CA, Recovery Certificates, 1.69% due 12/2/04	8,995,000
3,300,000	Otay, CA, Water Distribution Certificates, 1.66% due 12/8/04	3,300,000
8,800,000	Puerto Rico Commonwealth Government Development Bank Authority, 1.58% due 12/8/04	8,800,000
900,000	Puerto Rico Commonwealth Infrastructure & Financing Authority, 1.67% due 12/2/04	900,000
	Puerto Rico Electric Power Authority:
1,500,000	Series 43, 1.67% due 12/8/04	1,500,000
2,000,000	Series 44, 1.67% due 12/8/04	2,000,000
1,900,000	Puerto Rico Municipal Finance Agency, 1.67% due 12/2/04	1,900,000
	Puerto Rico Public Finance Corp.:
2,000,000	1.67% due 12/2/04	2,000,000
2,300,000	1.69% due 12/2/04	2,300,000
4,800,000	Sacramento County, CA, City Financing Authority, 1.71% due 12/2/04	4,800,000
2,000,000	Sacramento County, CA, Multi-Family Housing, AMT, 1.68% due 12/2/04	2,000,000
1,500,000	San Diego County, CA, Certificate Partnership, 1.76% due 12/2/04	1,500,000
4,800,000	San Francisco, CA, City & County, AMT, 1.76% due 12/8/04	4,800,000
2,600,000	Val Verde, CA, Union School District, Certificate Partnership, 1.66% due 12/2/04	2,600,000
1,715,000	Virgin Islands Public Finance Authority Revenue, 1.69% due 12/2/04	1,715,000
2,600,000	Westminster, CA, Redevelopment Tax Allocation, 1.67% due 12/2/04	2,600,000
	William S. Hart, CA, Union High School, Certificate Partnership:
6,540,000	1.62% due 12/2/04	6,540,000
11,365,000	1.62% due 12/2/04	11,365,000

		194,325,000

	TOTAL INVESTMENTS, AT AMORTIZED COST - 100.1%	253,116,672
	Liabilities in Excess of Other Assets - (0.1)%	(164,792)

	NET ASSETS - 100.0%	$252,951,880

Abbreviations used in this schedule

AMT - Subject to Alternative Minimum Tax

TRAN - Tax Revenue Anticipation Note

(a) The maturity date presented is the date after the next interest rate change.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi California Tax Free Reserves (the “Fund”), is a separate non-diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles.

(a) Investment Valuation Money Market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortize cost is subject to its compliance with certain conditions as specified under Rule 24-7 of the 1940 Act.

(b) Security Transaction and Investment Income - Security transactions are accounted for on a trade date basis.

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ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date January 31, 2005